Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 30, 2026	Jan. 31, 2025	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pursuant to Item 402(v) of Regulation
S-K,
we provide the following disclosure regarding executive compensation for our CEO, who is our principal executive officer, and our non-CEO
NEOs, as well as certain performance measures and results for our five most recent fiscal years. The Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years presented. See “
Compensation Discussion and Analysis
” for information about the pay decisions made with respect to NEO compensation for Fiscal 2026.
Pay Versus Performance

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)	Average summary compensation table total for non-CEO named executive officers ($)	Average compensation actually paid to non-CEO named executive officers ($)	Value of initial fixed $100 investment based on:		Net income (in millions) ($)	Company- selected performance measure: Non-GAAP operating income (in millions) ($)	Additional important performance measure: Non-GAAP net revenue (in millions) ($)
					Total shareholder return ($)	Peer group total shareholder return ($)
(a)	(b) (1)	(c) (2)	(d) (3)(4)	(e) (3)(4)	(f)	(g) (5)	(h) (6)	(i) (7)	(j) (8)

Fiscal 2026	3,382,209	3,382,209	38,227,665	33,235,181	339.99	256.43	5,936	9,943	111,812

Fiscal 2025	3,092,256	3,092,256	14,210,501	26,007,501	302.09	204.12	4,576	8,549	91,987

Fiscal 2024	3,030,405	3,030,405	10,177,912	27,663,124	247.98	164.32	3,372	8,007	82,811

Fiscal 2023	2,809,352	2,809,352	11,632,812	(5,076,520)	118.27	111.16	2,422	8,877	96,580

Fiscal 2022	3,467,347	3,467,347	22,477,881	48,769,297	152.52	123.12	5,707	8,104	95,841

(1)
Michael S. Dell was our CEO for each of the fiscal years presented (the “covered years”). Amounts shown are the amounts reported for the CEO in the “Total” column of the Summary Compensation Table (“SCT”) for the covered years.

(2)
Because Mr. Dell does not receive any equity grants under our compensation program, and because no pension benefits are payable to him, the amounts shown for compensation actually paid to the CEO for each covered year are the same as the compensation reported for Mr. Dell for each such year in the “Total” column of the SCT.

(3)
For Fiscal 2026, the
non-CEO
NEOs consisted of David Kennedy, Jeffrey W. Clarke, Richard J. Rothberg, William F. Scannell and Yvonne McGill. For Fiscal 2025, the
non-CEO
NEOs consisted of Ms. McGill, Mr. Clarke, Mr. Rothberg and Mr. Scannell. For Fiscal 2024, the
non-CEO
NEOs consisted of Ms. McGill, Mr. Clarke, Mr. Rothberg, Mr. Scannell, Thomas W. Sweet and Anthony Charles Whitten. For Fiscal 2023 and Fiscal 2022, the
non-CEO
NEOs consisted of Mr. Sweet, Mr. Clarke, Mr. Scannell and Mr. Whitten.

(4)
Average compensation actually paid to
non-CEO
NEOs reflects the following adjustments to the SCT amounts for stock awards reported for those NEOs for Fiscal 2026. There were no pension benefits reported for any NEO for Fiscal 2026.

Fiscal 2026

Non-CEO NEOs	See note (3)

SCT total compensation ($) (a)	38,227,665

Less: stock award and option award values reported in the SCT for the covered year ($) (a)	(35,832,910)

Plus: fair value of stock awards and option awards granted in the covered year ($) (b)	30,124,766

Change in fair value of outstanding unvested stock awards and option awards from prior years ($) (b)	3,698,720

Change in fair value of stock awards and option awards from prior years that vested in the covered year ($) (c)	(1,002,838)

Less: fair value of stock awards and option awards granted in prior years forfeited in the covered year	(1,980,222)

Compensation actually paid ($)	33,235,181

(a)	Grant date fair values of stock awards reported in the SCT are calculated based on the following:

•
for time-based RSUs, the closing price of the Class C common stock as of the grant date as reported on the NYSE (or on the trading date immediately preceding the grant date, if the grant date occurs on a non-trading
day);

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo valuation model to simulate the probabilities of achievement as of the grant date;

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of the accounting grant date as reported on the NYSE, assuming target performance; and

•	for performance-based stock options, a Monte Carlo valuation model to simulate the probabilities of achievements as of the grant date.

(b)	At each fiscal year-end, the fair value of stock awards granted and adjustments to stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock as of fiscal year-end as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo simulation model to determine the fair values of such performance-based RSUs as of fiscal year-end;

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of fiscal year-end
as reported on the NYSE and the related accrued performance modifier as of fiscal year-end;
and

•	for performance-based stock options, a Monte Carlo simulation model to determine the fair values of such performance-based stock options as of fiscal year-end.

For grants made prior to January 28, 2022,
year-end
fair values were adjusted as these grants were not entitled to dividend equivalent rights. For grants made after January 28, 2022, year-end
fair values include accrued dividend equivalents.

(c)	Adjustments for vested stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier; and

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier.

For grants made after January 28, 2022, fair values include accrued dividend equivalents.

(5)	Peer group total shareholder return represents the cumulative total shareholder return of the S&P 500 Information Technology Index.

(6)
As reported in our annual report on Form
10-K
for the fiscal year ended January 31, 2025, the Company’s consolidated financial statements were revised for the fiscal year ended February 2, 2024 to correct for the overstatement of cost of net revenue to the consolidated statements of income, net of the related tax effect, and the corresponding amounts affecting the consolidated statements of financial position. This resulted in a $177 million revision to net income for Fiscal 2024.

(7)
We determined
non-GAAP
operating income was the most important performance measure used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs for Fiscal 2026.
Non-GAAP
operating income is calculated by adjusting Dell Technologies’ GAAP operating income to exclude the impact of purchase accounting, amortization of intangibles, transaction-related expenses, stock-based compensation expense and other corporate expenses, and the results of certain business operations. As a result of the adjustment to exclude the results of certain business operations, non-GAAP
operating income for this purpose is not the same as externally reported non-GAAP
operating income for Dell Technologies.

(8)
We present
non-GAAP
net revenue as an additional performance measure that is used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs. We define
non-GAAP
net revenue as net revenue calculated and reported in accordance with GAAP and adjusted to exclude purchase accounting adjustments, as applicable in certain years, and the results of certain business operations. As a result of this adjustment to exclude the results of certain business operations, non-GAAP
net revenue for this purpose is not the same as externally reported non-GAAP
net revenue for Dell Technologies.

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote
(3)
For Fiscal 2026, the
non-CEO
NEOs consisted of David Kennedy, Jeffrey W. Clarke, Richard J. Rothberg, William F. Scannell and Yvonne McGill. For Fiscal 2025, the
non-CEO
NEOs consisted of Ms. McGill, Mr. Clarke, Mr. Rothberg and Mr. Scannell. For Fiscal 2024, the
non-CEO
NEOs consisted of Ms. McGill, Mr. Clarke, Mr. Rothberg, Mr. Scannell, Thomas W. Sweet and Anthony Charles Whitten. For Fiscal 2023 and Fiscal 2022, the
non-CEO
NEOs consisted of Mr. Sweet, Mr. Clarke, Mr. Scannell and Mr. Whitten.

Peer Group Issuers, Footnote
(5)	Peer group total shareholder return represents the cumulative total shareholder return of the S&P 500 Information Technology Index.

PEO Total Compensation Amount	$ 3,382,209	$ 3,092,256	$ 3,030,405	$ 2,809,352	$ 3,467,347
PEO Actually Paid Compensation Amount	$ 3,382,209	3,092,256	3,030,405	2,809,352	3,467,347
Adjustment To PEO Compensation, Footnote
(2)
Because Mr. Dell does not receive any equity grants under our compensation program, and because no pension benefits are payable to him, the amounts shown for compensation actually paid to the CEO for each covered year are the same as the compensation reported for Mr. Dell for each such year in the “Total” column of the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 38,227,665	14,210,501	10,177,912	11,632,812	22,477,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 33,235,181	26,007,501	27,663,124	(5,076,520)	48,769,297
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average compensation actually paid to
non-CEO
NEOs reflects the following adjustments to the SCT amounts for stock awards reported for those NEOs for Fiscal 2026. There were no pension benefits reported for any NEO for Fiscal 2026.

Fiscal 2026

Non-CEO NEOs	See note (3)

SCT total compensation ($) (a)	38,227,665

Less: stock award and option award values reported in the SCT for the covered year ($) (a)	(35,832,910)

Plus: fair value of stock awards and option awards granted in the covered year ($) (b)	30,124,766

Change in fair value of outstanding unvested stock awards and option awards from prior years ($) (b)	3,698,720

Change in fair value of stock awards and option awards from prior years that vested in the covered year ($) (c)	(1,002,838)

Less: fair value of stock awards and option awards granted in prior years forfeited in the covered year	(1,980,222)

Compensation actually paid ($)	33,235,181

(a)	Grant date fair values of stock awards reported in the SCT are calculated based on the following:

•
for time-based RSUs, the closing price of the Class C common stock as of the grant date as reported on the NYSE (or on the trading date immediately preceding the grant date, if the grant date occurs on a non-trading
day);

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo valuation model to simulate the probabilities of achievement as of the grant date;

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of the accounting grant date as reported on the NYSE, assuming target performance; and

•	for performance-based stock options, a Monte Carlo valuation model to simulate the probabilities of achievements as of the grant date.

(b)	At each fiscal year-end, the fair value of stock awards granted and adjustments to stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock as of fiscal year-end as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, a Monte Carlo simulation model to determine the fair values of such performance-based RSUs as of fiscal year-end;

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock as of fiscal year-end
as reported on the NYSE and the related accrued performance modifier as of fiscal year-end;
and

•	for performance-based stock options, a Monte Carlo simulation model to determine the fair values of such performance-based stock options as of fiscal year-end.

For grants made prior to January 28, 2022,
year-end
fair values were adjusted as these grants were not entitled to dividend equivalent rights. For grants made after January 28, 2022, year-end
fair values include accrued dividend equivalents.

(c)	Adjustments for vested stock award fair values are calculated based on the following:

•	for time-based RSUs, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE;

•
for performance-based RSUs subject to achievement of market-based performance goals based on relative total shareholder return, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier; and

•
for performance-based RSUs subject to internal financial measures, the closing price of the Class C common stock on the trading date immediately preceding the vesting date as reported on the NYSE and the related realized performance modifier.

For grants made after January 28, 2022, fair values include accrued dividend equivalents.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid to our CEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our CEO in relation to our total shareholder return (“TSR”) for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
CEO Compensation Actually Paid and Company TSR
The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
Non-CEO NEO Average Compensation Actually Paid and Company TSR
Mr. Dell does not receive equity awards as a part of his compensation package. As a result, his compensation is not affected by the Dell Technologies stock price as reflected in our TSR. A significant portion of Mr. Dell’s annual compensation is in the form of cash payable under our Incentive Bonus Plan, as discussed under “
Compensation Discussion and Analysis – Individual Compensation Components – Annual Cash Bonus
,” which is tied to achievement of the Company’s
non-GAAP
net revenue and
non-GAAP
operating income targets.
The decline in Mr. Dell’s compensation actually paid from Fiscal 2022 to Fiscal 2023 and the increase in his compensation actually paid from Fiscal 2023 to Fiscal 2026 resulted from the Company’s performance against its Incentive Bonus Plan financial targets for those fiscal years.

Compensation Actually Paid vs. Net Income
The following chart shows the compensation actually paid to our CEO in relation to our net income and non-GAAP
operating income for each fiscal year presented.
CEO Compensation Actually Paid and Net Income and Non-GAAP Operating Income
The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our net income and
non-GAAP
operating income for each fiscal year presented.
Non-CEO NEO Average Compensation Actually Paid and
Net Income and Non-GAAP Operating Income

Compensation Actually Paid vs. Company Selected Measure
The following chart shows the compensation actually paid to our CEO in relation to our net income and non-GAAP
operating income for each fiscal year presented.
CEO Compensation Actually Paid and Net Income and Non-GAAP Operating Income
The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our net income and
non-GAAP
operating income for each fiscal year presented.
Non-CEO NEO Average Compensation Actually Paid and
Net Income and Non-GAAP Operating Income

Total Shareholder Return Vs Peer Group
Compensation Actually Paid to our CEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our CEO in relation to our total shareholder return (“TSR”) for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
CEO Compensation Actually Paid and Company TSR
The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.
Non-CEO NEO Average Compensation Actually Paid and Company TSR

Tabular List, Table
Most Important Financial Performance Measures
We set forth below the three financial performance measures that represented the most important measures used to link compensation actually paid to our CEO and average compensation actually paid to our non-CEO
NEOs (as calculated in accordance with Item 402(v) of Regulation
S-K)
to Company performance for Fiscal 2026.

Financial Performance Measures

Non-GAAP Operating Income

Non-GAAP Net Revenue

Relative TSR
As discussed in “
Compensation Discussion and Analysis
,” these measures, calculated as described in that discussion, were used to evaluate the performance of our NEOs under our incentive plans and to incentivize the NEOs to increase long-term value for our stockholders.

Total Shareholder Return Amount	$ 339.99	302.09	247.98	118.27	152.52
Peer Group Total Shareholder Return Amount	256.43	204.12	164.32	111.16	123.12
Net Income (Loss)	$ 5,936,000,000	$ 4,576,000,000	$ 3,372,000,000	$ 2,422,000,000	$ 5,707,000,000
Company Selected Measure Amount	9,943,000,000	8,549,000,000	8,007,000,000	8,877,000,000	8,104,000,000
PEO Name	Michael S. Dell
Revision To Net Income	$ 177,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description
(7)
We determined
non-GAAP
operating income was the most important performance measure used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs for Fiscal 2026.
Non-GAAP
operating income is calculated by adjusting Dell Technologies’ GAAP operating income to exclude the impact of purchase accounting, amortization of intangibles, transaction-related expenses, stock-based compensation expense and other corporate expenses, and the results of certain business operations. As a result of the adjustment to exclude the results of certain business operations, non-GAAP
operating income for this purpose is not the same as externally reported non-GAAP
operating income for Dell Technologies.

(8)
We present
non-GAAP
net revenue as an additional performance measure that is used to link Company performance to compensation actually paid to our CEO and the average compensation actually paid to our non-CEO
NEOs. We define
non-GAAP
net revenue as net revenue calculated and reported in accordance with GAAP and adjusted to exclude purchase accounting adjustments, as applicable in certain years, and the results of certain business operations. As a result of this adjustment to exclude the results of certain business operations, non-GAAP
net revenue for this purpose is not the same as externally reported non-GAAP
net revenue for Dell Technologies.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following chart shows the compensation actually paid to our CEO in relation to our non-GAAP
net revenue for each fiscal year presented.
CEO Compensation Actually Paid and Non-GAAP Net Revenue
The following chart shows the average compensation actually paid to our non-CEO
NEOs in relation to our
non-GAAP
net revenue for each fiscal year presented.
Non-CEO NEO Average Compensation Actually Paid and
Non-GAAP Net Revenue
Mr. Dell does not receive equity awards as a part of his compensation package. As a result, his compensation is not affected by the Dell Technologies stock price as reflected in our TSR. A significant portion of Mr. Dell’s annual compensation is in the form of cash payable under our Incentive Bonus Plan, as discussed under “
Compensation Discussion and Analysis – Individual Compensation Components – Annual Cash Bonus
,” which is tied to achievement of the Company’s
non-GAAP
net revenue and
non-GAAP
operating income targets.
The decline in Mr. Dell’s compensation actually paid from Fiscal 2022 to Fiscal 2023 and the increase in his compensation actually paid from Fiscal 2023 to Fiscal 2026 resulted from the Company’s performance against its Incentive Bonus Plan financial targets for those fiscal years.

Other Performance Measure, Amount	111,812,000,000	91,987,000,000	82,811,000,000	96,580,000,000	95,841,000,000
Name	Non-GAAP Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,124,766
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,698,720
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,002,838)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,980,222)
Non-PEO NEO | Stock Award Values Reported In The Sct For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,832,910)